S-K 1602, SPAC Registered Offerings	Jul. 21, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

SPAC Shareholders who acquired Public Shares in the IPO will have their ownership interests diluted to the extent of the difference between the initial public offering price of $10.00 per Public Share sold in the IPO and the net tangible book value per share at the time of the Business Combination assuming various sources of material probable dilution described below but excluding the effects of the consummation of the Business Combination itself.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

As of March 31, 2026, SPAC’s net tangible book value was $(6.6) million, calculated as total assets of $90.3 million less total liabilities of $6.8 million, and less Public Shares subject to redemption classified in mezzanine equity of $90.1 million. The number of SPAC Ordinary Shares outstanding as of March 31, 2026, was 11,909,375, which includes 10,919,315 SPAC Class A Shares and 990,000 SPAC Class B Shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table presents the net tangible book value per share at various redemption levels that may occur in connection with the consummation of the Business Combination assuming various sources of material probable dilution, but excluding the effects of the Business Combination transaction itself.

	Assuming No Redemption	Assuming 25% Redemption	Assuming 50% Redemption	Assuming 75% Redemption	Assuming Maximum Redemption
Offering Price of the Securities in the Initial Registered offering price per share	$10.00	$10.00	$10.00	$10.00	$10.00
Pro forma net tangible book value, as adjusted(1)	$77,388,920	$54,660,488	$31,932,057	$9,203,625	$(13,524,807)
Total Shares(2)	13,687,500	11,531,250	9,375,000	7,218,750	5,062,500
Net tangible book value per share as of March 31, 2026	$5.65	$4.74	$3.41	$1.27	$(2.67)
Dilution per share to Public Shareholders	$(4.35)	$(5.26)	$(6.59)	$(8.73)	$(12.67)

(1)      See table below for reconciliation of net tangible book value, as adjusted.

(2)      See table below for reconciliation of as adjusted shares.

The following table illustrates the as adjusted net tangible book value to the SPAC Shareholders and increase in net tangible book value to the SPAC Shareholders as a result of transaction costs incurred by SPAC, funds released from the Trust Account at the Closing, and reflects the issuance of PubCo Ordinary Shares to holders of SPAC Rights in connection with the SPAC Rights issued as part of the SPAC Units offered at the IPO.

	Assuming No Redemption(1)	Assuming 25% Redemption(2)	Assuming 50% Redemption(3)	Assuming 75% Redemption(4)	Assuming Maximum Redemption(5)
As adjusted net tangible book value per share after giving effect to the issuance of PubCo Ordinary Shares in connection with SPAC Rights issued at IPO to SPAC’s right holders	$5.65	$4.74	$3.41	$1.27	$(2.67)

Numerator adjustments
SPAC’s net tangible book value	$(6,574,807)	$(6,574,807)	$(6,574,807)	$(6,574,807)	$(6,574,807)
Transaction costs attributed to SPAC	(6,950,000)	(6,950,000)	(6,950,000)	(6,950,000)	(6,950,000)
Funds released from Trust Account	90,913,727	68,185,295	45,456,864	22,728,432	—
As adjusted net tangible book value	$77,388,920	$54,660,488	$31,932,057	$9,203,625	$(13,524,807)

Denominator adjustments
Public Shares	8,625,000	6,648,50	4,312,500	2,156,250	—
Public Rights	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Founder Shares	990,000	990,000	990,000	990,000	990,000
Retained shares	2,028,750	2,028,750	2,028,750	2,028,750	2,028,750
Private Placement Units	318,750	318,750	318,750	318,750	318,750
As adjusted SPAC’s shares outstanding	13,678,500	11,531,250	9,375,000	7,218,750	5,062,500

(1)      Reclassification of shares subject to redemption assumes that no Public Shareholders exercise their redemption rights with respect to their SPAC Class A Shares for a pro rata share of the funds in the Trust Account.

(2)      Assumes that 25% of Public Shareholders, holding 2,156,250 SPAC Class A Shares, exercise their redemption rights for an aggregate payment of approximately $22.7 million (based on the estimated per-share Redemption Price of approximately $10.54 per share as of June 30, 2026) from the Trust Account. The remaining amount held in the Trust Account of approximately $68.2 million is reclassified to equity.

(3)      Assumes that 50% of Public Shareholders, holding 4,312,500 SPAC Class A Shares, exercise their redemption rights for an aggregate payment of approximately $45.5 million (based on the estimated per-share Redemption Price of approximately $10.54 per share as of June 30, 2026) from the Trust Account. The remaining amount held in the Trust Account of approximately $45.5 million is reclassified to equity.

(4)      Assumes that 75% of Public Shareholders, holding 6,468,750 SPAC Class A Shares, exercise their redemption rights for an aggregate payment of approximately $68.2 million (based on the estimated per-share Redemption Price of approximately $10.54 per share as of June 30, 2026) from the Trust Account. The remaining amount held in the Trust Account of approximately $22.7 million is reclassified to equity.

(5)      Assumes that all Public Shareholders, holding 8,625,000 SPAC Class A Shares, exercise their redemption rights for an aggregate payment of approximately $90.9 million (based on the estimated per-share Redemption Price of approximately $10.54 per share as of June 30, 2026) from the Trust Account.